Fees Summary	Oct. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,253,000
Previously Paid Amount	0.00
Total Fee Amount	863.54
Total Offset Amount	0.00
Net Fee	863.54
Narrative - Max Aggregate Offering Price	$ 6,253,000
Final Prospectus	true